ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Deposit related to home renovation and furnishing services	¥ 1,630,275		¥ 961,966
Deposit related to home rental services	1,434,338		832,877
Deposit related to new home transaction services	1,151,475		1,388,784
Deposit related to franchise services	1,103,229		1,014,348
Other tax payables	436,496		335,395
Accrued operating expenses	366,454		291,914
Payable related to escrow accounts services	115,160		153,670
Payable of share repurchase consideration	94,925		5,683
Payable related to employees' exercise of share-based awards	41,481		55,783
Deferred guarantee revenue	23,360		25,671
Others	871,312		629,857
Total	¥ 7,268,505	$ 995,782	¥ 5,695,948